Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	TILLY’S, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35535
Entity Tax Identification Number	45-2164791
Entity Address, Address Line One	10 Whatney
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	609-5599
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	TLYS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001524025